RISK MANAGEMENT - Trading book risk - Liabilities (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	$ 231,392,733	$ 216,578,285
Market risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	1,056,736	1,006,844
Financial liabilities at fair value through profit or loss, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	1,056,736	1,006,844
Derivatives | Financial liabilities at fair value through profit or loss that meet definition of held for trading, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	962,438	811,305
Derivatives | Hedging derivative liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	94,298	195,539
Derivatives | Hedging derivative liabilities | Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	94,298	195,539
Derivatives | Hedging derivative liabilities | Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently, category [member] | Market risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	94,298	195,539
Derivatives | Trading derivatives
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	962,438	811,305
Derivatives | Trading derivatives | Financial liabilities at fair value through profit or loss that meet definition of held for trading, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	962,438	811,305
Derivatives | Trading derivatives | Financial liabilities at fair value through profit or loss that meet definition of held for trading, category [member] | Market risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	$ 962,438	$ 811,305